NET LOSS PER SHARE OF COMMON STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
NET LOSS PER SHARE OF COMMON STOCK

NOTE 14 – NET LOSS PER SHARE OF COMMON STOCK

Basic and diluted net loss per share of Common Stock (“EPS”) is computed by dividing (i) net loss (the “Numerator”), by (ii) the weighted average number of shares of Common Stock outstanding during the period (the “Denominator”).

The calculation of diluted EPS is also required to include the dilutive effect, if any, of stock options, unvested restricted stock awards, convertible debt and Preferred Stock, and other Common Stock equivalents computed using the treasury stock method, in order to compute the weighted average number of shares outstanding. As of September 30, 2022 and 2021, all Common Stock equivalents were antidilutive.

Presented below are the calculations of the Numerators and the Denominators for basic and diluted EPS (dollars in thousands, except per share amounts):

	September 30,
	2022	2021
Calculation of Numerator:
Net loss	$(17,756)	(12,895)

Loss applicable to common stockholders	$(17,756)	$(12,895)

Calculation of Denominator:
Weighted average number of shares of Common Stock outstanding	21,233,485	20,634,092

Net loss per share of Common Stock (basic and diluted)	$(0.84)	$(0.62)

As of September 30, 2022 and December 31, 2021, the following potential Common Stock equivalents were excluded from the computation of diluted net loss per share of Common Stock since the impact of inclusion was antidilutive (in thousands):

	September 30,	December 31,
	2022	2021
Common stock warrants	2,766	2,556
Common stock options	2,898	2,851
Total	5,664	5,407

NOTE 14 – NET LOSS PER SHARE OF COMMON STOCK

Basic and diluted net loss per share of Common Stock (“EPS”) is computed by dividing (i) net loss, as adjusted for beneficial conversion features and accretion related to Preferred Stock (the “Numerator”), by (ii) the weighted average number of common shares outstanding during the period (the “Denominator”).

The calculation of diluted EPS is also required to include the dilutive effect, if any, of stock options, unvested restricted stock awards, convertible debt and Preferred Stock, and other Common Stock equivalents computed using the treasury stock method, in order to compute the weighted average number of shares outstanding. For the years ended December 31, 2021 and 2020, all Common Stock equivalents were antidilutive.

Presented below are the calculations of the Numerators and the Denominators for basic and diluted EPS (dollars in thousands, except per share amounts):

	2021	2020
Calculation of Numerator:
Net loss	$(20,288)	(12,057)
Warrant beneficial conversion feature	-	(3,598	)(1)
Accretion of Series A Preferred Stock redemption amount	-	(2,333	)(2)

Loss applicable to common stockholders	$(20,288)	$(17,988)

Calculation of Denominator:
Weighted average number of shares of Common Stock outstanding	21,233	12,869

Net loss per share of Common Stock (basic and diluted)	$(0.96)	$(1.40)

(1)	Represents the beneficial conversion feature related to warrants issued in settlement as discussed in Note 9.
(2)	Represents accretion of the Series A Preferred Stock redemption premium discussed in Note 8.

The holder of the Series A Preferred Stock discussed in Note 8 was entitled to participate in Common Stock dividends, if and when declared, on a one-to-one per-share basis. Accordingly, in any periods in which the Company has net income, earnings per share was required to be computed using the two-class method whereby the pro rata dividends distributable to the holder of Series A Preferred Stock would have been deducted from earnings applicable to common stockholders, regardless of whether a dividend was declared for such undistributed earnings. For the years ended December 31, 2021 and 2020, the Company incurred a net loss and, accordingly, there were no undistributed earnings to allocate under the two-class method.

As of December 31, 2021, the following potential Common Stock equivalents were excluded from the computation of diluted net loss per share of Common Stock since the impact of inclusion was antidilutive (in thousands):

	2021	2020

Common stock warrants	2,556	1,960
Common stock options	2,851	2,302
Total	5,407	4,262